Inventoried Costs, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Production costs of contracts in process	$ 476	$ 402
General and administrative expenses	31	16
Inventoried costs	507	418
Progress and performance-based payments received	(41)	(41)
Inventoried costs, net of progress payments	466	377
Product inventory	317	277
Inventory, Net	$ 783	$ 654